CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current and non-current assets and liabilities	CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2021	2020	2021	2020	2021	2020
Current portion	$8,443	$5,483	$14,292	$14,187	$6,275	$6,337
Non-current portion	10,573	12,247	5,251	4,741	4,912	4,023
	$19,016	$17,730	$19,543	$18,928	$11,187	$10,360
b)    Liabilities

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2021	2020	2021	2020	2021	2020
Current portion	$27,967	$25,857	$—	$—	$20,510	$21,287
Non-current portion	22,363	24,825	9,145	9,077	122,616	118,037
	$50,330	$50,682	$9,145	$9,077	$143,126	$139,324